Note 9 - Share-based Payments	9 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

9	Share-based payments

9.1	Cash-settled share-based payments
(a)	Restricted Share Units and Performance Units

Certain management and employees within the Group are granted Restricted Share Units (“RSUs”) and Performance Units (”PUs”) pursuant to provisions of the 2015 Omnibus Equity Incentive Compensation Plan (“OEICP”). All RSUs and PUs were granted and approved at the discretion of the Compensation Committee of the Board of Directors.

RSUs vest three years after grant date given that the service conditions of the relevant employees have been fulfilled. The value of the vested RSUs is the number of RSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

PUs have a performance condition, determined on their grant date, based on gold production, average normalised controllable cost per ounce of gold, resource development at Blanket Mine, financing and construction of Bilboes sulphide project and a performance period of one to three years. The number of PUs that vest will be the relevant portion of the PUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

RSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional RSUs at the then applicable share price. PUs have rights to dividends only after they have vested.

RSUs and PUs allow for settlement of the vesting date value in cash or, subject to conditions, shares issuable at fair market value or a combination of both at the discretion of the unitholder.

The fair value of the RSUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation. The fair value of the PUs at the reporting date was based on the Black Scholes option valuation model. At the reporting date it was assumed that there is a 95%-106% probability that the performance conditions will be met and therefore a 95%-106% (2023: 93%-100%) average performance multiplier was used in calculating the estimated liability.

The liability as at September 30, 2024 amounted to $1,664 ( December 31, 2023: $1,294). Included in the liability as at September 30, 2024 is an amount of $665 (2023: $435) that was expensed and classified as production costs; refer to note 6.

The cash-settled share-based expense for PUs for the period amounted to $479 (2023: $298). During the period PUs to the value of $83 were settled in share capital (net of employee tax) (2023: $351) with the employee tax portion recognised in profit or loss.

The following assumptions were used in estimating the fair value of the cash-settled share-based payment liability on:

	September 30, 2024	December 31, 2023
	PUs	PUs
Risk free rate	3.81%	3.88%
Fair value (USD)	14.96	12.20
Share price (USD)	14.96	12.20
Performance multiplier percentage	95% - 106%	93-100%
Volatility	0.83	0.90
January exercise price – 2020 awards (USD)	-	13.10
January exercise price – 2021 awards (USD)	11.89	13.10
January exercise price – 2022 awards (USD)	11.89	13.10
April exercise price – 2023 awards (USD)	10.87	-

Share units granted:	PUs	PUs
Grant - January 11, 2021	35,341	56,244
Grant - May 14, 2021	482	964
Grant - June 1, 2021	375	1,310
Grant - June 14, 2021	199	398
Grant - September 6, 2021	229	458
Grant - September 20, 2021	230	460
Grant - October 1, 2021	508	1,016
Grant - October 11, 2021	225	450
Grant - November 12, 2021	923	1,846
Grant - December 1, 2021	225	900
Grant - January 11, 2022	41,383	75,198
Grant - January 12, 2022	556	825
Grant - May 13, 2022	1,894	2,040
Grant - June 1, 2022	–	1,297
Grant - July 1, 2022	1,899	2,375
Grant - October 1, 2022	1,800	2,024
Grant - April 7, 2023	73,462	79,521
Grant - May 15, 2023	–	581
Grant - June 1, 2023	617	617
Grant - June 7, 2023	572	572
Grant - August 10, 2023	5,514	5,514
Grant - September 1, 2023	1,617	1,617
Grant - October 3, 2023	14,258	14,258
Grant - April 8, 2024	169,141	–
Grant - June 10, 2024	1,406	–
Grant - June 17, 2024	1,155	–
Grant - July 1, 2024	1,461	–
Grant - August 12, 2024	1,554	–
Settlements/ terminations	(154,510)	(68,171)
Total awards outstanding	202,516	182,314

9.2	Equity-settled share-based payments
(a)	EPUs

PUs which are classified as equity-settled (i.e. there is no option to vest in cash) (“EPUs”) have a performance condition, determined on their grant date, based on gold production, average normalised controllable cost per ounce of gold, resource development at Blanket Mine, financing and construction of Bilboes sulphide project and a performance period of three years. The number of EPUs that vest will be the relevant portion of the EPUs granted multiplied by the performance multiplier, which will reflect the actual performance in terms of the performance conditions compared to expectations on the date of the award.

EPUs have rights to dividends only after they have vested.

The shares issued are subject to a minimum holding period of until at least the first anniversary of the EPUs vesting date. The fair value of the EPUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance percentage. At the reporting date it was assumed that there is a 47% - 105% probability that the performance conditions will be met and therefore a 47% - 105% performance multiplier was used in calculating the expense. The equity-settled share-based expense for EPUs as at September 30, 2024 amounted to $384 (2023:  $564). An amount of  $163 (2023: $Nil) was expensed and classified as production costs; refer to note 6.

The following assumptions were used in estimating the fair value of the equity-settled share-based payment that are in issue on:

Grant date	January 24, 2022	April 7, 2023	April 8, 2024	May 13, 2024
Number of units - remaining at reporting date	113,693	80,773	125,433	14,771
Share price (USD) - grant date	11.50	16.91	10.95	10.01
Fair value (USD) - grant date	10.15	15.33	9.53	10.02
Performance multiplier percentage at grant date	100%	100%	100%	100%

(b)	Equity Restricted Share Units

RSUs which are classified as equity-settled (i.e. there is no option to vest in cash) (“ERSUs”) vest on the date as specified in the RSUs agreement given that the service conditions of the relevant employees have been fulfilled. The value of the vested RSUs is the number of RSUs vested multiplied by the fair market value of the Company’s shares, as specified by the OEICP, on the date of settlement.

ERSU holders are entitled to receive dividends over the vesting period. Such dividends will be reinvested in additional ERSUs at the then applicable share price. The fair value of the RSUs at the reporting date was based on the Black Scholes option valuation model less the fair value of the expected dividends during the vesting period multiplied by the performance multiplier expectation.

The following assumptions were used in estimating the fair value of the equity-settled share-based payment that are in issue on:

Grant date	May 13, 2024
Vesting date	September 30, 2024
Number of units - remaining at reporting date	26,404
Share price (USD) - grant date	10.01
Fair value (USD) - grant date	10.02
Performance multiplier percentage at grant date	100%

The equity-settled share-based expense for ERSUs as at September 30, 2024 amounted to $401 (2023: $Nil). During the period ERSUs to the value of $220 were settled in share capital (net of employee tax) with the employee tax portion recognised in profit or loss.